Intangible Assets and Liabilities - Amortization of Favorable Lease Terms (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms	$ (4,220)	$ (4,540)	$ (8,660)	$ (9,079)
Total	$ (4,220)	$ (4,540)	$ (8,660)	$ (9,079)